Business Segments - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Interest and dividend income	$ 1,221,629	$ 913,783	$ 716,939
Interest expense	208,381	104,937	67,701
Net interest income	1,013,248	808,846	649,238
Provision for credit losses	40,385	51,708	41,521
Other non-interest income (expense)	81,989	116,605	121,651
Allocated expenses (income)	0	0	0
Non-interest expense	722,898	666,406	563,464
Income before income tax expense	402,527	292,879	271,970
Income tax expense	32,278	150,466	85,193
Net income	370,249	142,413	186,777
Total loans, leases, and loans held for sale, net of unearned income	22,627,549	20,213,097	15,222,012
Total assets	30,833,015	27,904,129	21,659,190
Total deposits	23,763,431	21,466,717	17,408,283
Average assets	29,578,026	24,480,656	20,321,234
Operating Segments | IBERIABANK
Segment Reporting Information
Interest and dividend income	1,215,668	906,521	707,676
Interest expense	208,381	104,937	64,068
Net interest income	1,007,287	801,584	643,608
Provision for credit losses	40,429	51,797	41,433
Other non-interest income (expense)	81,588	116,659	121,647
Allocated expenses (income)	(13,437)	(13,293)	(13,972)
Non-interest expense	660,804	575,865	480,898
Income before income tax expense	401,079	303,874	257,301
Income tax expense	32,436	156,407	79,565
Net income	368,643	147,467	177,736
Total loans, leases, and loans held for sale, net of unearned income	22,493,809	20,028,840	15,004,360
Total assets	30,645,000	27,672,906	21,319,267
Total deposits	23,754,512	21,462,776	17,402,742
Average assets	29,400,755	24,228,436	19,959,261
Operating Segments | IMC
Segment Reporting Information
Interest and dividend income	5,958	7,260	9,261
Interest expense	0	0	3,633
Net interest income	5,958	7,260	5,628
Provision for credit losses	(44)	(89)	88
Other non-interest income (expense)	(95)	(42)	4
Allocated expenses (income)	9,847	10,041	10,686
Non-interest expense	43,021	73,587	65,133
Income before income tax expense	(537)	(12,751)	13,173
Income tax expense	(52)	(5,771)	5,023
Net income	(485)	(6,980)	8,150
Total loans, leases, and loans held for sale, net of unearned income	133,740	184,257	217,652
Total assets	162,599	208,710	315,057
Total deposits	8,919	3,941	5,541
Average assets	153,717	229,364	335,913
Operating Segments | LTC
Segment Reporting Information
Interest and dividend income	3	2	2
Interest expense	0	0	0
Net interest income	3	2	2
Provision for credit losses	0	0	0
Other non-interest income (expense)	496	(12)	0
Allocated expenses (income)	3,590	3,252	3,286
Non-interest expense	19,073	16,954	17,433
Income before income tax expense	1,985	1,756	1,496
Income tax expense	(106)	(170)	605
Net income	2,091	1,926	891
Total loans, leases, and loans held for sale, net of unearned income	0	0	0
Total assets	25,416	22,513	24,866
Total deposits	0	0	0
Average assets	23,554	22,856	26,060
Mortgage income
Segment Reporting Information
Non-interest Income	46,424	63,570	83,853
Mortgage income | Operating Segments
Segment Reporting Information
Non-interest Income	46,424	63,570	83,853
Mortgage income | Operating Segments | IBERIABANK
Segment Reporting Information
Non-interest Income	0	0	405
Mortgage income | Operating Segments | IMC
Segment Reporting Information
Non-interest Income	46,424	63,570	83,448
Mortgage income | Operating Segments | LTC
Segment Reporting Information
Non-interest Income	0	0	0
Title revenue
Segment Reporting Information
Non-interest Income	24,149	21,972	22,213
Title revenue | Operating Segments
Segment Reporting Information
Non-interest Income	24,149	21,972	22,213
Title revenue | Operating Segments | IBERIABANK
Segment Reporting Information
Non-interest Income	0	0	0
Title revenue | Operating Segments | IMC
Segment Reporting Information
Non-interest Income	0	0	0
Title revenue | Operating Segments | LTC
Segment Reporting Information
Non-interest Income	$ 24,149	$ 21,972	$ 22,213